Income Tax - Summary Of Temporary Difference Unused Tax Losses And Unused Tax Credits (Parenthetical) (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	[2],[3]
Text Block 1 [Abstract]
Deferred tax liability (asset)	$ 58,982	[1]	$ 66,693	[1],[2],[3]	$ 82,679
Deferred tax liabilities	86,502		88,550	[4]
Deferred tax assets	$ 27,520		$ 21,857	[4]

[1]	Net deferred tax liabilities at December 31, 2023 of $59 million consist of liabilities of $86 million net of assets of $27 million.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[3]	Net deferred tax liabilities at December 31, 2022 of $67 million consist of liabilities of $89 million net of assets of $22 million.
[4]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.